Investments (Summary of Financial Information of Profertil) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Investments In Associates [Line Items]
Adjustments for depreciation and amortisation expense	$ 2,369	$ 2,339
Interest expense	746	765
Interest income	51	28
Income Tax expense Continuing Operations	752	436
Comprehensive income	2,521	466
Current assets	14,749	13,792
Assets	52,301	51,840
Current liabilities	11,041	12,045
Liabilities	26,936	27,398
Depreciation and amortisation expense	2,369	2,339
Investment accounted for using equity method	134	477
Cash and cash equivalents	701	853	$ 941
Other non-current financial liabilities	253	164
Profertil [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Investment accounted for using equity method	$ 0	$ 349